Document and Entity Information	Jan. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jan. 28, 2016
Registrant Name	UBS MANAGED MUNICIPAL TRUST
Central Index Key	0000739243
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jan. 29, 2016
Prospectus Date	Aug. 28, 2015
UBS RMA Money Market Portfolio | UBS RMA Money Market Portfolio | UBS RMA MONEY FUND INC
Prospectus:
Trading Symbol	RMAXX
UBS RMA U.S. Government Portfolio | UBS RMA U.S. Government Portfolio | UBS RMA MONEY FUND INC
Prospectus:
Trading Symbol	RUSXX
UBS RMA TAX FREE FUND INC | UBS RMA TAX FREE FUND INC | UBS RMA TAX FREE FUND INC
Prospectus:
Trading Symbol	RTFXX
UBS RMA California Municipal Money Fund | UBS RMA California Municipal Money Fund | UBS MANAGED MUNICIPAL TRUST
Prospectus:
Trading Symbol	RCAXX
UBS RMA New York Municipal Money Fund | UBS RMA New York Municipal Money Fund | UBS MANAGED MUNICIPAL TRUST
Prospectus:
Trading Symbol	RNYXX